Eaton Vance Parametric Structured International Equity Fund

EATON VANCE PARAMETRIC STRUCTURED INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated June 1, 2012

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Parametric Structured International Equity Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of the Fund’s Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses	1.55%	2.30%	1.30%
Expense Reimbursement(1)	(0.50)%	(0.50)%	(0.50)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%	1.80%	0.80%

(1)

The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class C shares and 0.80% for Class I shares.  This expense reimbursement will continue through May 31, 2013.   Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as:  brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator and the sub-adviser during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$676	$990	$1,327	$2,274	$676	$990	$1,327	$2,274
Class C shares	$283	$671	$1,185	$2,597	$183	$671	$1,185	$2,597
Class I shares	$82	$363	$665	$1,524	$82	$363	$665	$1,524

December 13, 2012	6502-12/12 PPASEMSIEPS

Shareholder Fees Eaton Vance Parametric Structured International Equity Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses Eaton Vance Parametric Structured International Equity Fund		Class A	Class C	Class I
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses		1.55%	2.30%	1.30%
Expense Reimbursement	[1]	(0.50%)	(0.50%)	(0.50%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.05%	1.80%	0.80%
[1]	The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class C shares and 0.80% for Class I shares. This expense reimbursement will continue through May 31, 2013. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and the sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Expense Example Eaton Vance Parametric Structured International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	990	1,327	2,274
Class C	283	671	1,185	2,597
Class I	82	363	665	1,524

Expense Example, No Redemption Eaton Vance Parametric Structured International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	990	1,327	2,274
Class C	183	671	1,185	2,597
Class I	82	363	665	1,524